Accrued Expenses and Accrued Interest - Related Party - Schedule of Accrued Expenses (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Accrued compensation costs	$ 288,549	$ 556,118
Accrued professional fees	55,300	235,654
Deferred rent	22,473	4,978
Accrued interest		101,050
Accrued franchise taxes	26,985
Accrued research and development	17,064
Other accrued expenses	2,500	5,794
Accrued expenses	$ 412,871	$ 903,594